Financial Instruments	12 Months Ended
Dec. 31, 2017
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Financial Instruments
30.	FINANCIAL INSTRUMENTS

(a)	Categories of financial instruments

	As of December 31,
	2016	2017	2017
	RMB’000	RMB’000	US$’000
Financial assets
Loans and receivables (including cash and cash equivalents)	1,737,223	1,729,367	265,799

Financial liabilities
Financial liabilities at amortized cost	1,218,987	1,188,978	182,069

(b)	Financial risk management objectives and policies

The Group’s major financial instruments include trade and other receivables, trade and other payables, pledged bank deposits, fixed bank deposits with maturity period over three months, bank balances and cash and bank borrowings. Details of the financial instruments are disclosed in the respective notes. The risks associated with these financial instruments include market risk, credit risk and liquidity risk. The policies on how to mitigate these risks are set out below. The Group’s management manages and monitors these exposures to ensure appropriate measures are implemented on a timely and effective manner.

Interest rate risk

The Group is exposed to fair value interest rate risk in relation to fixed-rate bank borrowings (see Note 21), amount due to a shareholder (see Note 20), advance from an unrelated party (see Note 19) and fixed bank deposits, which carry fixed interest rate. The Group is also exposed to cash flow interest rate risk in relation to bank balances and pledged bank deposits because these balances carry interest at prevailing rates. However, such exposure is minimal to the Group and the bank balances and pledged bank deposits are of short maturity.

The Group currently does not have any interest rate hedging policy in relation to fair value interest rate risk and cash flow interest rate risk. The directors monitor the Group’s exposure on an ongoing basis and will consider hedging the interest rate should the need arise.

Sensitivity analysis

The sensitivity analysis below has been determined based on the exposure to interest rates for bank deposits and pledged bank deposits at the end of the reporting periods. The analysis is prepared assuming the amounts outstanding at the end of the reporting periods were outstanding for the whole year. If interest rates had been 10 basis points higher/lower for bank deposits and pledged bank deposits, and all other variables were held constant, the Group’s pre-tax profit (loss) for the year would have increased/decreased (decreased/increased) by the following amount:

	2016	2017	2017
	RMB’000	RMB’000	US$’000

Pre-tax profit (loss) for the year	569	427	66

The 10 basis points increase or decrease represents management’s assessment of a reasonably possible change in interest rates over the period until the end of the next annual reporting period. The analysis is performed on the same basis for 2016.

Credit risk

At the end of each reporting period, the Group’s maximum exposure to credit risk which will cause a financial loss to the Group due to failure to discharge an obligation by the counterparties is arising from the carrying amount of the respective recognized financial assets as stated in the consolidated statements of financial position.

The Group’s credit risk is primarily attributable to trade receivables. In order to minimize the credit risk, the management of the Group has assigned a team to be responsible for determination of credit limits, credit approvals and other monitoring procedures to ensure that follow-up action is taken to recover overdue debts. Ongoing credit evaluation is performed on the financial condition of customers. In addition, the Group reviews the recoverable amount of each individual trade debt at the end of each reporting period to ensure that adequate impairment losses are made for irrecoverable amounts. The Group also requires deposits from its distributors. In this regard, the directors consider that the Group’s credit risk on receivables is significantly reduced.

The Group’s total trade receivables due from the five largest customers accounted for 25.6% and 18.9% of its total trade receivables as of December 31, 2017 and 2016, respectively.

The credit risk on liquid funds is limited because the counterparties are banks with good reputations.

Currency risk

The Group has foreign currency sales which expose the Group to risk due to changes in foreign exchange rates. At the end of each reporting period, the carrying amounts of the Group’s monetary assets denominated in a currency other than the functional currency of the relevant entities were as follows:

	As of December 31,
	2016	2017	2017
	RMB’000	RMB’000	US$’000

Assets (HK$)	44	27	4
Assets (US$)	32,009	39,735	6,107
Liabilities (US$)	1,398	8,742	1,344

Sensitivity analysis

The Group’s foreign currency risk is mainly concentrated on the fluctuation of US$ and HK$. The following table details the Group’s sensitivity to a 5% increase and decrease in RMB against the relevant foreign currencies. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the years end for a 5% change. On this basis, if RMB depreciates against foreign currencies by 5%, the Group’s pre-tax profit (loss) for the year would have increased/decreased (decreased/increased) by the following amount, and vice versa.

	2016	2017	2017
	RMB’000	RMB’000	US$’000

Pre-tax profit (loss) for the year	1,533	1,551	238

The sensitivity analysis has been determined assuming that the change in foreign exchange rates had occurred at the end of the reporting period and had been applied to re-measure those financial instruments held by the Group which expose the Group to foreign currency risk at the end of the reporting period. The stated changes represent management’s assessment of reasonably possible changes in foreign exchange rates over the period until the end of next annual reporting period. The analysis is performed on the same basis for 2016.

In management’s opinion, the sensitivity analysis is unrepresentative of the inherent foreign exchange risk as the year end exposure at the end of the reporting period does not reflect the exposure during the year.

Liquidity risk

The Group’s policy is to regularly monitor and maintain a level of cash and cash equivalents deemed adequate by management to finance the Group’s operations and mitigate the effects of fluctuations in cash flows. The management monitors the utilization of borrowings, its liquidity requirements and its compliance with lending covenants to ensure that it maintains sufficient amount of cash and adequate committed lines of funding from major financial institutions to meet its liquidity requirements in the short and longer term.

The following tables detail the Group’s remaining contractual maturity for its financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest dates on which the Group can be required to pay. The tables include both interest and principal cash flows.

	Weighted average effective interest rate	On demand/ less than 3 months	3 months to 1 year	Total undiscounted cash flows	Carrying amount	Carrying amount
	%	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
As of December 31, 2016
Non-derivative financial liabilities
Trade and other payables		482,690	176,900	659,590	659,590
Bank borrowings - fixed rate	4.35%	259,168	310,160	569,328	558,000
Amount due to a shareholder		1,398	—	1,398	1,398

		743,256	487,060	1,230,316	1,218,988

As of December 31, 2017
Non-derivative financial liabilities
Trade and other payables		432,236	190,000	622,236	622,236	95,636
Bank borrowings – fixed rate	4.35%	259,185	310,181	569,366	558,000	85,763
Amount due to a shareholder		8,742	—	8,742	8,742	1,344

		700,163	500,181	1,200,344	1,188,978	182,743

Commodity price risk

The major raw material used in the production of the Company’s products includes steel. The Group is exposed to fluctuation in the prices of this raw material which are influenced by global as well as regional supply and demand conditions. Fluctuations in the prices of raw materials could adversely affect the Group’s financial performance. The Group historically has not entered into any commodity derivative instruments to hedge the potential commodity price changes.

(c)	Fair value

No disclosure of fair value is required as all of the Group’s financial assets and liabilities are carried at amounts not materially different from their fair values as of December 31, 2016 and 2017.